Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Accounting Policies [Abstract]
Schedule of exchange rate
	Period End	Average
October 31, 2022	7.3003	6.6105
October 31, 2021	6.3968	6.4242
October 31, 2020	6.6925	6.4164

Schedule of property and equipment
Equipment	5 years
Furniture and fixtures	5 years
Motor vehicles	10 years